Expenses by nature	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Expenses by nature
5.6 Expenses by nature
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

		Year ended December 31,
in € thousand	Note	2024	2023	2022
Consulting and other purchased services		65,783	80,988	141,631
Cost of services and change in inventory		13,681	11,417	190,086
Employee benefit expense other than share-based compensation (*)	5.7	83,028	72,997	56,393
Share-based compensation expense	5.7	8,710	6,276	(5,215)
Raw materials and consumables used		21,982	14,113	12,723
Depreciation and amortization and impairment	5.12/13/14	19,586	16,853	44,285
Building and energy costs		13,908	13,088	14,696
Supply, office and IT costs		7,682	11,663	11,739
License fees and royalties		4,065	5,492	6,830
Advertising costs		16,781	13,361	7,343
Warehousing and distribution costs		5,790	3,939	1,898
Travel and transportation costs		3,197	2,700	2,208
Other expenses		3,593	4,432	2,329
OPERATING EXPENSES		267,788	257,320	486,945

Operating expenses in the year ended December 31, 2024 amounted to €267.8 million, which was a slight increase compared to the €257.3 million in the year ended December 31, 2023.
The €229.6 million decrease in operating expenses from €486.9 million in the year ended December 31, 2022 to €257.3 million in the year ended December 31, 2023 primarily resulted from one-off expenses recorded in 2022 which were related to the suspended COVID-19 program. These expenses included the write-down of COVID-19 vaccine inventory of €159.4 million (presented under “cost of services and change in inventory”) as well as impairment charges related to fixed assets.
Expenses for “consulting and other purchased services” reduced substantially in the year ended December 31, 2024 to €65.8 million. During the comparison period of 2023, we incurred higher service fees for clinical studies related to research and development of the Zika vaccine candidate and higher expenditures on the COVID-19 vaccine, VLA2001. The comparison period of 2022 included significant expenses for VLA2001, related to research and development and external manufacturing costs.
Expenses for “cost of services and change in inventory” and “Raw materials and consumables used” increased in the year ended December 31, 2024 by €2.3 million and €7.9 million respectively, compared to 2023, mostly due to higher level of sales and more expenditure on research and development activities on commercialized products. These expenses strongly decreased in the year ended December 31, 2023 compared to the year ended December 31, 2022 as effects from the significant changes to the ordered volumes and the expected future demand for VLA2001, including in particular a write-down of inventory of €159.4 million.
“Employee benefit expenses other than share-based compensation” increased in the year ended December 31, 2024 compared to December 31, 2023 and December 31, 2022 due to inflation-related higher salaries and social security contributions. During 2024, the Group had an average of 695 employees (in 2023: 684 employees).
“Share-based compensation” expenses increased in the year ended December 31, 2024 compared to 2023 by €2.4 million due to a new plan introduced as at 22nd of October, 2024. In 2022 we recorded an income under “Share-based compensation expense” due to a change in the valuation of the share-based payment program resulting from the reduction in our share price.
The expense under “depreciation and amortization and impairment” increased in the year ended December 31, 2024 compared to 2023 by €2.7 million due to the capitalization of the Almeida facility in Livingston. In the year ended December 31, 2022 the Group recorded one-off charges of €14.8 million for the impairment of VLA2001-related fixed assets including idle manufacturing equipment, leasehold improvements and Right of Use assets.
The increase of “advertising costs” in the year ended December 31, 2024 compared to the year ended December 31, 2023 and 2022 was driven by
Principal Accountant Fees and Services
PricewaterhouseCoopers Audit and Deloitte & Associés served as independent auditors for the year ended December 31, 2024 and for all other reporting periods presented. The table below shows fees charged by those firms and member firms of their networks to Valneva and consolidated subsidiaries in the years ended December 31, 2024 and 2023.

	Year ended December 31,
	PricewaterhouseCoopers						Deloitte & Associés
in € thousand	2024	%	2023	%	2022	%	2024	%	2023	%	2022	%
Audit fees	1,710	89%	2,076	98%	1,891	99%	1,311	89%	1,902	99%	1,678	99%
provided by the statutory auditor	1,272	66%	1,539	73%	1,386	72%	1,185	80%	1,622	84%	1,376	81%
provided by the statutory auditor's network	439	23%	537	25%	505	26%	126	9%	280	15%	302	18%
Audit-related Fees	—	—%	—	—%	—	—%	—	—%	—	—%	13	1%
provided by the statutory auditor	—	—%	—	—%	—	—%	—	—%	—	—%	13	1%
provided by the statutory auditor's network	—	—%	—	—%	—	—%	—	—%	—	—%	—	—%
Tax Services	45	2%	40	2%	25	1%	—	—%	—	—%	—	—%
provided by the statutory auditor's network	45	2%	40	2%	25	1%	—	—%	—	—%	—	—%
All Other Fees	163	8%	—	—%	—	—%	163	11%	19	1%	—	—%
Total	1,918	100%	2,116	100%	1,916	100%	1,474	100%	1,921	100%	1,691	100%
Audit-related fees comprised mainly the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit and are not reported under Audit Fees. All other fees are the aggregate fees billed for the limited assurance review of sustainability reporting and verification of disclosure requirements set out in article 8 of Regulation (EU) 2020/852.